PREMISES AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment

Classification	Estimated Useful Lives
Buildings	5 to 40 years
Furniture and equipment	3 to 10 years
Leasehold improvements	5 to 20 years
Premises and equipment at December 31, 2017 and 2016 are summarized as follows:

	December 31,
	2017	2016
	(In Thousands)
Land	$4,746	$4,746
Buildings	13,675	13,623
Leasehold improvements	11,746	10,731
Furniture and equipment	12,561	12,405
Construction in process	7	580
	42,735	42,085
Accumulated depreciation and amortization	(23,326)	(22,201)
Premises and equipment, net	$19,409	$19,884